Taxes on Income	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Taxes on Income
Note 16 - Taxes on Income

A.
Measurement of results for tax purposes under the Israeli Income Tax Regulations (Rules for Maintaining Accounting Records of Foreign Invested Companies and Certain Partnerships and Determining Their Taxable Income) - 1986

As a "foreign invested Company" (as defined in the Israeli Law for the Encouragement of Capital Investments-1959), the taxable income or loss and the tax basis of assets and liabilities of the Company’s Israeli operations are denominated in US Dollars.

B.	Corporate tax rate in Israel

The regular corporate tax rate applied to taxable income of Israeli companies is 23% (as from 2018 onwards).

C.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (hereinafter - the "Law")

1.
On December 29, 2010, the Knesset approved the Economic Policy Law for 2011-2012, which includes an amendment to the Law for the Encouragement of Capital Investments – 1959 (hereinafter – "the Amendment to the Law"). The Amendment to the Law is effective from January 1, 2011, and its provisions will apply to preferred income derived or accrued in 2011 and thereafter by a Preferred Company, per the definition of these terms in the Amendment to the Law.

Companies can choose to not be included in the scope of the Amendment to the Law and to stay in the scope of the law before its amendment until the end of the benefits period.

Under the Amendment to the Law, upon an irrevocable election made by a Company, a uniform corporate tax rate will apply to all preferred income of such Company. The Company elected to apply the uniform corporate tax rate as of 2014. From 2017 onwards, the uniform tax rate is to be 7.5% in areas in Israel designated as Development Zone A and 16% elsewhere in Israel. The Company has two facilities in Israel of which one of them is located in Development Zone A. The profits of these Preferred Companies will be freely distributable as dividends, subject to a withholding tax of 20% (or a lower rate under an applicable tax treaty).

Should the Company derive income from sources other than the Preferred Company, such income will be taxable at the regular corporate tax rates for the applicable year.

On December 29, 2016, the Israeli Parliament (the "Knesset") enacted the "Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016" in which the Law was also amended (hereinafter: “the Amendment”). The Amendment added new tax benefit tracks for a “preferred technological enterprise” and a “special preferred technological enterprise” which award reduced tax rates to a technological industrial enterprise for the purpose of encouraging activity relating to the development of qualifying intangible assets.

The benefits will be awarded to a “preferred Company” that has a “preferred technological enterprise” or a “special preferred technological enterprise” with respect to taxable “preferred technological income” per its definition in the Law.

Preferred technological income that meets the conditions required in the law, will be subject to a reduced corporate tax rate of 12%, and if the preferred technological enterprise is located in "Development Area A" in Israel - to a reduced tax rate of 7.5%. A Company that owns a special preferred technological enterprise will be subject to a reduced corporate tax rate of 6% regardless of the development area in which the enterprise is located. The Amendment is effective as from January 1, 2017.

On June 14, 2017, the Knesset Finance Committee approved "Encouragement of Capital Investment Regulations (Preferred Technological Income and Capital Gain of Technological Enterprise) – 2017" (hereinafter: “the Regulations”), which provides rules for applying the “preferred technological enterprise” and “special preferred technological enterprise” tax benefit tracks, including the Nexus formula that provides the mechanism for allocating the technological income eligible for the benefits.

Should the Company derive income from sources other than the “preferred technological enterprise”, such income will be taxable at the "Preferred Company" tax rate (for manufacturing activity in Israel) or regular corporate tax rates for the applicable year.

As a result of the aforesaid legislation, starting 2021 the Company implement the “preferred technological enterprise” tax benefit track.

2.
In the event of distribution by the Company of dividends out of its retained earnings that were generated prior to the 2014 tax year and were tax exempt under the "Approved Enterprise" or "Benefited Enterprise" status, the Company would be subjected to a maximum of 25% corporate tax on the amount distributed, and a further 15% withholding tax would be deducted from the amounts distributed to the shareholders.

Out of the Company’s retained earnings as of December 31, 2025, approximately US$ 54,729 thousand are tax-exempt, under our previous "Approved Enterprise" and "Benefited Enterprise" status. If such tax-exempt income is distributed as a dividend (including a liquidation dividend), it would be taxed at the regular corporate tax rate applicable to such profits (subject to a maximum rate of 25%) and an income tax liability of up to approximately US$ 11,968 thousand would be incurred as of December 31, 2025. The Company intends to reinvest its tax-exempt income. Accordingly, no deferred tax liability has been recognized for income attributable to the Company’s previous "Approved Enterprise" or "Benefited Enterprise" status. If the Company was to declare a dividend from its tax-exempt income, an income tax expense would be recognized in the period a dividend is declared.

On November 15, 2021, the Israeli Parliament released its 2021-2022 Budget Law (“2021 Budget Law”). The 2021 Budget Law introduces a new dividend ordering rule that apportions every dividend between previously tax-exempt and previously taxed income. Consequently, distributions (including deemed distributions as per Section 51(h)/51B of the Investment Law) may entail additional corporate tax liability to the distributing Company. Effective August 15, 2021, dividend distributions will be treated as if made on a pro-rata basis from all types of earnings, including Exempt Profits. If such tax-exempt income is distributed, it would be taxed at the reduced corporate tax rate applicable to such income.

D.	Taxation of the subsidiaries

1.
The subsidiary Silicom Inc. files tax returns with US federal tax authorities and with state tax authorities in the states of New Jersey, California, Virginia, New York, New Mexico, Tennessee, Texas and Illinois.

The federal corporate income tax rate is 21% and the state corporate tax is approximately 8% in average.

2.	The subsidiary Silicom Denmark is taxed according to the tax laws in Denmark, subject to corporate tax of 22%.

3.
The Company has not provided for Israeli income tax and foreign withholding taxes on US$ 21,118 thousand of its non-Israeli subsidiaries' undistributed earnings as of December 31, 2025. The earnings could become subject to tax if earnings are remitted or deemed remitted as dividends or upon sale of a subsidiary.

The Company currently has no plans to repatriate those funds and intends to indefinitely reinvest them in its non-Israeli operations. The unrecognized deferred tax liability associated with these temporary differences was approximately US$ 2,398 thousand at December 31, 2025.

E.	Tax assessments

1.	For the Israeli jurisdiction the Company has final tax assessments for all years up to and including the tax year ended December 31, 2020.

2.
For the US federal jurisdiction, Silicom Inc. has final tax assessments for all years up to and including the tax year ended December 31, 2021. For the New Jersey and California state jurisdictions, Silicom Inc. has final tax assessments for all years up to and including the tax year ended December 31, 2020. For the New York, Texas and Illinois state jurisdictions, Silicom Inc. has final tax assessments for all years up to and including the tax year ended December 31, 2021. For the Virginia, Tennessee, and New Mexico state jurisdictions, Silicom Inc. has final tax assessments for all years up to and including the tax year ended December 31, 2022.

3.	For the Danish jurisdiction, Silicom Denmark has final tax assessments for all years up to and including the tax year ended December 31, 2021.

4.	The balance of the operating loss carryforwards in the Israeli tax jurisdiction as of December 31, 2025, is US$ 28,474 which can be carried forward indefinitely.

F.	Income (loss) before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2023	2024	2025
	US$ thousands

Loss before income taxes:
Israel	(30,101)	(12,287)	(13,124)
Foreign jurisdictions	2,799	970	2,516
	(27,302)	(11,317)	(10,608)

Current taxes:
Israel	201	235	261
Foreign jurisdictions	921	457	511
	1,122	692	772

Current tax (benefits) expenses relating to prior years:
Israel	(10)	(814)	10
Foreign jurisdictions	(116)	168	5
	(126)	(646)	15

Deferred taxes:
Israel	(1,857)	2,359	-
Foreign jurisdictions	(28)	(14)	84
	(1,885)	2,345	84

Income tax expense (benefit)	(889)	2,391	871

G.	Deferred tax assets and liabilities

The tax effects of significant items comprising the Company’s deferred tax assets and liabilities are as follows:

	December 31	December 31
	2024	2025
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	258	307
Research and development costs	1,029	1,057
Operating loss carryforwards	1,370	2,268
Property, plant and equipment	10	4
Share based compensation	438	490
Intangible assets	16	10
Operating lease liabilities	485	470
Goodwill*	55	4
Other	36	2
Gross deferred tax assets, before valuation allowances	3,697	4,612
Less: valuation allowance	(2,918)	(3,814)
Total deferred tax assets:	779	798

Deferred tax liabilities:
Intangible assets	(290)	(425)
Property, plant and equipment		(20)
Operating leases right-of-use, net	(521)	(461)
Other	-	(8)
Total deferred tax liabilities	(811)	(914)

Net deferred tax liabilities	(32)	(116)

Foreign jurisdictions	(32)	(116)
	(32)	(116)

Non-current deferred tax liabilities	(32)	(116)
	(32)	(116)

* The recognized goodwill is deductible for income tax purposes for 10 years.

H.	Reconciliation of the statutory tax expense to actual tax expense

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2Y, the reconciliation of the statutory tax expense to actual tax expense for the year ended December 31, 2025 was as follows:

	Year ended December 31, 2025
	US$ thousands	Percent

Loss before income taxes	(10,608)
Statutory tax rate in Israel	23.0%
	(2,440)
Foreign tax effects
US federal jurisdiction
Statutory rate differential	(34)	0%
State and local tax	119	(1)%
Other	5	(0)%
Other foreign jurisdiction	(57)	1%
Non-taxable or Non-deductible items
Shared based compensation	433	(4)%
Other	48	0%
Tax effect due to "Preferred Enterprise" status	1,911	(18)%
Changes in valuation allowance	896	(8)%
Other	(10)	0%
Income tax expense	871	(8)%

The realization of tax benefits of net deferred tax assets is dependent upon future levels of taxable income, of an appropriate character, in the periods the items are expected to be deductible or taxable. Based on the available objective evidence during the year ended December 31, 2025, we cannot assume that it is more likely than not that the tax benefits relating to carry forward losses and deductible temporary differences for the Israeli jurisdiction will be realized. Accordingly, we have maintained a valuation allowance against the deferred tax assets and intend to maintain the applicable valuation allowance until sufficient positive evidence exists to support a reversal of, or decrease in, the valuation allowance.

The reconciliation of the statutory tax expense to actual tax expense for the years ended December 31, 2024 and 2023 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	Year ended December 31
	2023	2024
	US$ thousands

Income (loss) before income taxes	(27,302)	(11,317)
Statutory tax rate in Israel	23.0%	23.0%
	(6,279)	(2,603)

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses	4,308	485
Non-taxable income	-	(61)
Prior years adjustments	(126)	(646)
Tax effect due to "Preferred Enterprise" status	784	2,121
Statutory rate differential	221	177
Valuation Allowance	-	2,918
Other	203	-

Income tax expense (benefit)	(889)	2,391

I.	Cash paid for income taxes, net of refunds, during the year ended December 31, 2025 was

December 31,
2025
US$ thousands

Israel	250
Foreign
U.S. Federal	372
U.S. State
New Jersey	84
Virginia	43
Other states	53
Other foreign	59
861

Cash paid for income taxes, net of refunds, during the years ended December 31, 2024. and 2023. was US$917 thousand and US$301 thousand, respectively.

J.	Accounting for uncertainty in income taxes

The accounting literature clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The standards prescribe a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. It also requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position.

During 2023, 2024 and 2025 the Company and its subsidiaries did not have any significant unrecognized tax benefits and thus, no related interest and penalties were accrued.

In addition, the Company and its subsidiaries do not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.